Revenue Recognition	2 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]
3. REVENUE RECOGNITION
ASC 606, Revenue from Contracts with Customers
The Company adopted FASB Accounting Standards Codification (“ASC”) Topic 606,
Revenue from Contracts with Customers
(“ASC 606”) using the modified retrospective method, on January 1, 2019.
Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company measures revenue based on the consideration specified in the customer arrangement, and revenue is recognized when the performance obligations in the customer arrangement are satisfied. A performance obligation is a promise in a contract to transfer a distinct service or product to the customer. The transaction price of a contract is allocated to each distinct performance obligation and recognized as revenue when or as the customer receives the benefit of the performance obligation.
In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps (i) identification of contracts with customers;
(ii) identification of performance obligations; (iii) determination of the transaction price; (iv) allocation of the transaction price to performance obligations; and (v) recognition of revenue when or as the Company satisfies each performance obligation.
Typical payment terms are between net 30 and net 60 days.
Media Services Revenue
The Company generates Managed Programmatic and Direct Access (collectively “Media Services”) revenue by using its proprietary machine learning-powered technology platform to execute targeted digital advertising campaigns, offering advanced predictive targeting solutions across different customer industry verticals and consumer screens (desktop, mobile, and CTV), including customized targeting, measurement and analytical services to address unique advertiser challenges. The Company’s customers consist of brands working directly with the Company and advertising agencies working on behalf of its customers.
Managed Programmatic Revenue
For its Managed Programmatic revenue the Company negotiates Insertion Orders (“IOs”) with the advertising agency or brand, which specifies the material terms of the campaign. IOs are subject to cancellation by the client, usually with no penalty, for the unfilled portion of the IO. The Company’s performance obligation is to deliver digital advertisements in accordance with the terms of the IO. The Company has concluded that this constitutes a single performance obligation for financial reporting purposes and that such obligation is recognized over the time, using the output method, for which the Company is transferring value to the customer through delivered advertising units.
The Company’s contracts with a customer may convey a right to discounted or free of charge impressions. The Company determines whether rights to discounted future impressions provide a material right to the customer and revenue related to such material right should be deferred to the period when such right to discount expires or is exercised by the customer. For periods presented, the Company did not identify material rights related to such discounts.
Managed Programmatic revenue is recorded on a gross basis. The Company is responsible for fulfilling advertising delivery, including optimization and reporting, establishes the selling price for the delivery, and the Company performs billing and collections, including ultimately retaining credit risk. The Company has therefore determined that it serves as a principal and that gross presentation of revenue is appropriate.
Direct Access Revenue
Direct Access customers access the Company’s platform directly and manage all aspects of their advertising campaigns. The Company provides advertiser and marketer customers direct access to the platform so that they can execute and manage advertising campaigns. Advertising Services Agreements with customers specify the pricing framework, which typically involves a percentage of customer spend and additional fees applicable to various data science model deployments and uses as applicable to a given campaign. Additional services can be procured on a per-service
pricing basis. Platform fee revenue is recognized, on an over time basis, when the customer makes a purchase thru the platform during the month. The Company’s performance obligation is to provide the use of the platform to customers. The Company is not primarily responsible for the purchase of advertising inventory, third party data, and other related expenses. Revenue for customers working with the
Company on this basis are recorded net of the amount incurred and payable to suppliers for the cost of advertising inventory, third party data and other add-on
features, as the Company does not control the purchase nor have pricing discretion with regard to these items. The Company has therefore determined that it serves as an agent and that net presentation of revenue is appropriate. The Company bills clients for their purchases through its platform and the associated platform fees.
A customer cannot take possession of the software platform, nor is it feasible or currently an available option for a customer to contract with a third party to host the software or for a customer to host the software.
Fees are entirely variable, and revenue is recognized in the period the Company has the contractual right to the fee.
This offering is new to the market and not yet material to the Company from a financial reporting perspective.
Accounting Policy Elections and Practical Expedients
The Company has elected to exclude from the measurement of the transaction price all taxes (e.g., sales, use, value-added) assessed by government authorities and collected from a customer. Therefore, revenue is recognized net of such taxes.
The Company used the practical expedient and expenses the costs to obtain or fulfill a contract as incurred because the amortization period of the asset that the Company otherwise would have recognized is one year or less. Therefore, there were no contract cost assets recognized as of December 31, 2020 or 2019, and none recognized as of September 30, 2021 (unaudited).
The Company has elected not to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period for performance obligations with a remaining performance obligation that is part of a contract that has an original expected duration of one year or less.
Contract Balances
Contract assets and contract liabilities related to the Company’s revenue streams were not significant to these Consolidated Financial Statements.
Receivables related to revenue from contracts with customers are described in Note 5.